Financial Information of Company's VIEs and VIEs' Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 30,826	$ 60,526
Prepayment and other current assets	17,054	10,439
Total current assets	127,876	119,835
Total assets	328,925	224,551	$ 148,920
Total current liabilities	194,440	128,710
Total liabilities	219,160	151,739
Total equity	44,274	48,783
Net cash provided by operating activities	50,094	37,731	38,969
Net cash used in investing activities	(55,497)	(45,468)	(34,023)
Net cash used in financing activities	(3,302)	33,295	(62,866)
Consolidated VIE
Variable Interest Entity [Line Items]
Cash and cash equivalents	20,477	27,098
Prepayment and other current assets	13,365	8,214
Total current assets	132,527	126,892
Total assets	258,535	179,969
Deferred revenue	77,299	49,575
Total current liabilities	130,976	85,974
Total liabilities	130,976	85,974
Total equity	127,559	93,995
Revenues	151,146	114,371	109,947
Net income	29,532	31,379	40,840
Net cash provided by operating activities	44,054	22,100	27,310
Net cash used in investing activities	(44,414)	(31,403)	(3,938)
Net cash used in financing activities	(5,706)	(5,506)
Effects of exchange rate changes	$ (555)	$ (5,435)	$ (2,791)